Significant Accounting Policies (Details)	6 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
Significant Accounting Policies (Details) [Line Items]
Business combination extend year	1 year
Operating revenue	1.00%		1.00%
Government grants		$ 20,739
Shipping and handling costs	18,543	167,519
Advertising costs	$ 15,943,891	$ 6,385,657
After tax profit	10.00%
Accumulative amount of reserve	50.00%
Retained earnings	$ (7,084,172)			$ 12,285,281
Description of value-added tax	Before May 1, 2018, the applicable VAT rate was 17%, while after May 1, 2018 and before April 1, 2019, the Company is subject to a VAT rate of 16%. After April 1, 2019, the Company is subject to a VAT rate of 13% based on the new Chinese tax law.
Retained Earnings [Member]
Significant Accounting Policies (Details) [Line Items]
Retained earnings	$ 10,400,000		¥ 73,860,000
Cash and Cash Equivalents [Member]
Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 11,108,835		¥ 78,870,510	$ 19,571,668	¥ 124,244,865